Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Dividend Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,427		$ 9,844	$ 11,372	$ 12,549	$ 13,314	$ 14,148	$ 19,159	$ 19,886	$ 19,547	$ 23,501	$ 26,032
Columbia Dividend Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,362	11,889	13,022	13,710	14,456	19,433	20,018	19,533	23,306	25,621
Columbia Dividend Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,469	12,122	13,415	14,267	15,194	20,627	21,471	21,159	25,498	28,311
Columbia Dividend Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,488	12,158	13,466	14,334	15,275	20,750	21,612	21,309	25,696	28,548
Columbia Dividend Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,487	12,167	13,486	14,359	15,310	20,813	21,687	21,393	25,810	28,690
Columbia Dividend Income Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,415	12,008	13,218	13,989	14,824	20,024	20,738	20,331	24,381	26,937
Columbia Dividend Income Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,469	12,122	13,415	14,267	15,194	20,627	21,471	21,159	25,498	28,315
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		9,994	11,459	12,404	12,584	12,377	17,871	18,037	17,217	20,955	22,822
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 10,078	$ 11,839	$ 13,567	$ 14,037	$ 15,797	$ 22,536	$ 21,926	$ 22,463	$ 28,754	$ 32,703